INCOME TAX (EXPENSE)/CREDIT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of income tax credit [Abstract]
Schedule of Charge for Tax
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Current tax expense/(credit)
Irish Corporation tax	(154)	21	-
Foreign taxes (a)	290	254	462
Adjustment in respect of prior years	329	10	(198)

Total current tax expense/(credit)	465	285	264

Deferred tax credit (b)
Origination and reversal of temporary differences (see Note 14)	(266)	(41)	(547)
Origination and reversal of net operating losses (see Note 14)	-	242	224

Total deferred tax (credit)/charge	(266)	201	(323)

Total income tax charge/(credit) on continuing operations in statement of operations	199	486	(59)

Tax charge on discontinued operations (see Note 8)	-	-	-

Total tax charge/(credit)	199	486	(59)

(a)	In 2025, the foreign taxes relate primarily to USA and Canada.

(b)

In 2025, there was a deferred tax credit of US$28,000 (2024: credit of US$43,000) (2023: charge of US$174,000) recognised in respect of Ireland and a deferred tax credit of US$238,000 (2024: charge of US$244,000) (2023: credit of US$497,000) recognised in respect of overseas tax jurisdictions.

Schedule of Overseas Tax Jurisdictions
Effective tax rate	December 31, 2025	December 31, 2024	December 31, 2023
Loss before taxation – continuing operations (US$‘000)	(37,177)	(30,730)	(36,927)
As a percentage of loss before tax:
Current tax %	(1.25)%	(0.93)%	(0.72)%
Total (current and deferred) %	(0.54)%	(1.58)%	(0.16)%

Schedule of Statutory Tax Rate
	December 31, 2025	December 31, 2024	December 31, 2023
Irish corporation tax	(12.50)%	(12.50)%	(12.50)%
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised (a)	20.86%	15.89%	17.19%
Effect of tax rates on overseas earnings	(10.97)%	6.63%	(7.82)%
Effect of Irish income taxable at higher tax rate	3.84%	(4.09)%	2.62%
Adjustments in respect of prior years	0.89%	0.04%	(0.53)%
R&D tax credits	(0.46)	-	-
Other items (b)	(2.20)%	(7.55)%	0.88%

Effective tax rate	(0.54)%	(1.58)%	(0.16)%

(a)

No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction reversing in the same period and insufficient future projected taxable income in the same jurisdiction.

(b)	Other items comprise items not chargeable to tax and expenses not deductible for tax purposes.

Schedule of Unrecognised Deferred Tax Assets
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Rest of World – Ireland	(12,490)	(17,296)	(12,922)
Rest of World – Other	(327)	(315)	(104)
Americas	(24,360)	(13,119)	(23,901)

	(37,177)	(30,730)	(36,927)

Schedule of (Loss)/Profit Before Taxes
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Rest of World – Ireland	102,751	107,093	69,851
Rest of World – Other	51,678	52,852	52,511
Americas	26,707	22,866	13,840

	181,136	182,811	136,202

Schedule of Unused Tax Losses and Unused Tax Credits
	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Rest of World – Ireland – unused tax losses	13,725	13,275	8,464
Rest of World – Other – unused tax losses	14,465	14,777	14,701
Americas – unused tax losses	2,149	2,149	3,395
Americas – unused tax credits	6,813	5,702	5,806

Unrecognised deferred tax asset	37,152	35,903	32,366